Business Combination and Goodwill -Summary of Purchase Consideration (Detail) - USD ($)	Jun. 03, 2022	May 25, 2022	Jan. 14, 2022	Jun. 30, 2022
Viapool [Member]
Assets
Intangible Assets			$ 5,530,000
Property and Equipment			45,170
Trade and other receivables			907,040
Cash and cash equivalents			332,005
Right of use asset			34,524
Total Assets			6,848,739
Liabilities
Interest-bearing loans			16,697
Trade and other payables			1,004,118
Lease liabilities			44,554
Total Liabilities			1,065,369
Total identifiable net assets at fair value			5,783,370
Non-controlling interest measured at fair value			(2,833,851)
Goodwill arising on acquisition			1,450,481
Fair value of purchase consideration			4,400,000
Net cash acquired with the subsidiary			(332,005)
Cash consideration paid			1,000,000
Purchase consideration transferred			$ 667,995
Volt Lines [Member]
Assets
Intangible Assets		$ 2,170,000
Property and Equipment		178,561
Trade and other receivables		570,966
Cash and cash equivalents		142,918
Right of use asset		173,389
Total Assets		3,235,834
Liabilities
Interest-bearing loans		96,796
Trade and other payables		489,979
Lease liabilities		188,010
Convertible loan		241,506
Total Liabilities		1,016,291
Total identifiable net assets at fair value		2,219,543
Goodwill arising on acquisition		10,980,457
Fair value of purchase consideration		13,200,000		$ 6,500,000
Net cash acquired with the subsidiary		(142,918)
Cash consideration paid		0
Purchase consideration transferred		$ (142,918)
Door2Door [Member]
Assets
Intangible Assets	$ 1,160,000
Property and Equipment	48,730
Trade and other receivables	250,495
Cash and cash equivalents	136,626
Right of use asset	599,087
Total Assets	2,194,938
Liabilities
Interest-bearing loans	1,320,773
Trade and other payables	1,640,583
Lease liabilities	677,866
Total Liabilities	3,639,222
Total identifiable net assets at fair value	(1,444,284)
Goodwill arising on acquisition	4,059,284
Fair value of purchase consideration	2,615,000
Net cash acquired with the subsidiary	(136,626)
Cash consideration paid	1,074,842
Purchase consideration transferred	$ 938,216